8. General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 9,638	€ 7,986	€ 8,323
Personnel expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	4,929	4,521	4,729
Legal, consulting and audit fees
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	2,881	1,945	2,210
Operating lease expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	162	126	111
Other expenses
Disclosure of General and Administrative Expense [Line Items]
General and administrative expenses	€ 1,666	€ 1,394	€ 1,273